Deposits (Deposits outstanding by type) (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deposits, by Type [Abstract]
Checking	$ 510,984,000	$ 495,467,000
Money Market	348,833,000	366,065,000
Savings	108,237,000	97,069,000
Certificates of Deposit	142,031,000	157,362,000
Deposits, Total	$ 1,110,085,000	$ 1,115,963,000